Acquisitions - Additional Information (Detail) (El Paso, USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended
Oct. 26, 2012
Business Acquisition [Line Items]
Controlling interest on ownership units	223
Class A Units
Business Acquisition [Line Items]
Controlling interest on ownership units	108
Business acquisition percentage, of interests acquired	66.39%
Guaranteeing debt amount	50
Class C Units
Business Acquisition [Line Items]
Controlling interest on ownership units	37.00
Business acquisition percentage, of interests acquired	19.68%
Guaranteeing debt amount	50